Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash, FDIC insured amount		$ 205,302
Cash equivalents
Impairment of long-lived assets
Revenues	111,000	81,000
Unrecognized tax benefits
Advertising cost	288,986	26,840
Research and development	$ 1,513,150	$ 2,152,433
Minimum [Member]
Property plant and equipment estimated useful lives	3 years
Intangible asset, useful life	10 years
Maximum [Member]
Property plant and equipment estimated useful lives	5 years
Intangible asset, useful life	17 years 8 months 12 days
One Lender [Member]
Concendration risk percentage	23.10%
Two Lender [Member]
Concendration risk percentage	30.90%	13.70%